Debt (Details)			1 Months Ended							1 Months Ended					12 Months Ended				12 Months Ended			1 Months Ended						1 Months Ended						1 Months Ended						12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended									12 Months Ended					1 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($) Program	Dec. 31, 2013 USD ($)	May 31, 2012 ABB Finance (USA) Inc	Dec. 31, 2014 Floating rate USD ($)	Dec. 31, 2013 Floating rate USD ($)	Dec. 31, 2014 Fixed rate USD ($)	Dec. 31, 2013 Fixed rate USD ($)	Dec. 31, 2014 Current portion of long-term debt	Dec. 31, 2013 Current portion of long-term debt	May 31, 2012 Bonds USD ($)	Dec. 31, 2014 Bonds USD ($)	Dec. 31, 2013 Bonds USD ($)	Dec. 31, 2014 2.5% USD Notes, due 2016 USD ($)	Dec. 31, 2013 2.5% USD Notes, due 2016 USD ($)	Dec. 31, 2014 1.25% CHF Bonds, due 2016 USD ($)	Dec. 31, 2014 1.25% CHF Bonds, due 2016 CHF	Dec. 31, 2013 1.25% CHF Bonds, due 2016 USD ($)	Dec. 31, 2013 1.25% CHF Bonds, due 2016 CHF	Dec. 31, 2013 1.625% USD Notes, due 2017 USD ($)	Dec. 31, 2014 1.625% USD Notes, due 2017 USD ($)	May 31, 2012 1.625% USD Notes, due 2017 USD ($)	Nov. 30, 2012 4.25% AUD Bonds, due 2017 USD ($)	Nov. 30, 2012 4.25% AUD Bonds, due 2017 AUD	Dec. 31, 2014 4.25% AUD Bonds, due 2017 USD ($)	Dec. 31, 2014 4.25% AUD Bonds, due 2017 AUD	Dec. 31, 2013 4.25% AUD Bonds, due 2017 USD ($)	Dec. 31, 2013 4.25% AUD Bonds, due 2017 AUD	Jan. 31, 2012 1.5% CHF Bonds, due 2018 USD ($)	Jan. 31, 2012 1.5% CHF Bonds, due 2018 CHF	Dec. 31, 2014 1.5% CHF Bonds, due 2018 USD ($)	Dec. 31, 2014 1.5% CHF Bonds, due 2018 CHF	Dec. 31, 2013 1.5% CHF Bonds, due 2018 USD ($)	Dec. 31, 2013 1.5% CHF Bonds, due 2018 CHF	Mar. 31, 2012 2.625% EUR Instruments, due 2019 USD ($)	Mar. 31, 2012 2.625% EUR Instruments, due 2019 EUR (€)	Dec. 31, 2014 2.625% EUR Instruments, due 2019 USD ($)	Dec. 31, 2014 2.625% EUR Instruments, due 2019 EUR (€)	Dec. 31, 2013 2.625% EUR Instruments, due 2019 USD ($)	Dec. 31, 2013 2.625% EUR Instruments, due 2019 EUR (€)	Dec. 31, 2014 4.0% USD Notes, due 2021 USD ($)	Dec. 31, 2013 4.0% USD Notes, due 2021 USD ($)	Dec. 31, 2014 2.25% CHF Bonds, due 2021 USD ($)	Dec. 31, 2014 2.25% CHF Bonds, due 2021 CHF	Dec. 31, 2013 2.25% CHF Bonds, due 2021 USD ($)	Dec. 31, 2013 2.25% CHF Bonds, due 2021 CHF	May 31, 2012 5.625% USD Notes, due 2021 USD ($)	Dec. 31, 2014 5.625% USD Notes, due 2021 USD ($)	Dec. 31, 2013 5.625% USD Notes, due 2021 USD ($)	Dec. 31, 2014 2.875% USD Notes, due 2022 USD ($)	Dec. 31, 2013 2.875% USD Notes, due 2022 USD ($)	May 31, 2012 2.875% USD Notes, due 2022 USD ($)	Dec. 31, 2014 2.875% USD Notes, due 2022 Interest rate swaps USD ($)	Dec. 31, 2013 2.875% USD Notes, due 2022 Interest rate swaps USD ($)	Sep. 30, 2013 2.875% USD Notes, due 2022 Interest rate swap entered into during third quarter of 2013 USD ($)	Jun. 30, 2014 2.875% USD Notes, due 2022 Interest rate swap entered into during second quarter of 2014 USD ($)	Dec. 31, 2014 4.375% USD Notes, due 2042 USD ($)	Dec. 31, 2013 4.375% USD Notes, due 2042 USD ($)	May 31, 2012 4.375% USD Notes, due 2042 USD ($)	Dec. 31, 2014 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2013 U.S. dollar-denominated commercial paper USD ($)	Jan. 31, 2014 Euro-commercial paper USD ($)	Dec. 31, 2014 Euro-commercial paper USD ($)	Dec. 31, 2013 Swedish krona commercial paper SEK	Dec. 31, 2014 Line of credit USD ($)	Dec. 31, 2013 Line of credit USD ($)	Dec. 31, 2014 Line of credit Multicurrency credit facility maturing 2019	Dec. 31, 2014 Line of credit Multicurrency credit facility maturing 2019 LIBOR	Dec. 31, 2014 Line of credit Multicurrency credit facility maturing 2019 EURIBOR	Dec. 31, 2013 Line of credit Multicurrency revolving credit facility maturing 2015 USD ($)
Debt
Total debt	$ 7,691,000,000	$ 8,023,000,000
Short-term debt (weighted-average interest rate of 5.8% and 6.9%, respectively)	299,000,000	423,000,000
Current maturities of long-term debt (weighted average nominal interest rate of 5.9% and 3.6%, respectively)	54,000,000	30,000,000
Short-term debt and current maturities of long-term debt	353,000,000	453,000,000
Short-term debt, weighted average interest rate (as a percent)	5.80%	6.90%
Current maturities of long-term debt, weighted average nominal interest rate (as a percent)	5.90%	3.60%
Number of commercial paper programs	2
Debt
Debt instrument, face amount													600,000,000	600,000,000		500,000,000		500,000,000	500,000,000	500,000,000	500,000,000		400,000,000		400,000,000		400,000,000		350,000,000		350,000,000		350,000,000		1,250,000,000		1,250,000,000		1,250,000,000	650,000,000	650,000,000		350,000,000		350,000,000		250,000,000	250,000,000	1,250,000,000	1,250,000,000	1,250,000,000					750,000,000	750,000,000	750,000,000
Commercial paper program, capacity																																																											2,000,000,000			2,000,000,000	5,000,000,000
Commercial paper program terminated, capacity																																																													1,000,000,000
Commercial paper, amount outstanding																																																											120,000,000	100,000,000
Credit agreement, capacity																																																																					2,000,000,000
Term of agreement																																																																		5 years
Interest cost above variable interest rate on facility (as a percent)																																																																			0.20%	0.20%
Commitment fee as a proportion of the margin (as a percent)																																																																		35.00%
Commitment fee on credit facility (as a percent)																																																																		0.07%
Utilization fee on credit facility on drawings representing one-third or less of the total facility (as a percent)																																																																		0.075%
Utilization fee on credit facility on drawings representing between one-third and two-thirds of the total facility (as a percent)																																																																		0.15%
Utilization fee on credit facility over two-thirds of the facility, percentage																																																																		0.30%
Amount drawn																																																																0	0
Long-term debt:
Long-term debt	7,392,000,000	7,600,000,000		2,318,000,000	2,211,000,000	5,074,000,000	5,389,000,000				7,126,000,000	7,414,000,000	599,000,000	598,000,000	512,000,000		568,000,000		498,000,000	498,000,000				335,000,000		353,000,000				354,000,000		393,000,000				1,518,000,000		1,722,000,000		643,000,000	642,000,000	381,000,000		396,000,000			283,000,000	287,000,000	1,275,000,000	1,230,000,000						728,000,000	727,000,000
Current maturities of long-term debt	(54,000,000)	(30,000,000)
Long-term debt, total	7,338,000,000	7,570,000,000
Debt nominal interest rate (as a percent)				2.70%	2.70%	3.20%	3.10%	5.90%	3.60%				2.50%	2.50%	1.25%	1.25%	1.25%	1.25%	1.625%	1.625%	1.625%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	2.625%	2.625%	2.625%	2.625%	2.625%	2.625%	4.00%	4.00%	2.25%	2.25%	2.25%	2.25%	5.625%	5.625%	5.625%	2.875%	2.875%	2.875%					4.375%	4.375%	4.375%
Ownership interest (as a percent)			100.00%
Proceeds from issuance of bonds										2,431,000,000												412,000,000	398,000,000					370,000,000	346,000,000					1,648,000,000	1,245,000,000
Aggregate principal of hedge obligations																																																				1,050,000,000	850,000,000	850,000,000	200,000,000
Debt effective interest rate (as a percent)						3.20%	3.10%
Debt effective interest rate (as a percent)				1.10%	1.20%			5.90%	3.60%
Maturities of long-term debt
2015	25,000,000
2016	1,140,000,000
2017	869,000,000
2018	354,000,000
2019	1,523,000,000
Thereafter	3,273,000,000
Total	7,184,000,000
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation																			100.00%																					100.00%							100.00%									100.00%
Minimum threshold for early redemption by the entity															85.00%	85.00%												85.00%	85.00%													85.00%	85.00%
Principal amount of debt assumed																																														$ 250,000,000